Share Based Compensation	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

27. Share Based Compensation

Share based options (“options”) are granted to certain directors, officers or management employees at the discretion of the Company’s Board of Directors, or its designate. Options, in the absence of any other determination, vest and become exercisable equally on their first, second, third and fourth anniversary dates and expire on the 10th anniversary date of the grant. The Company reserved 6,261 shares under the option plan. The exercise date of options may be accelerated at the discretion of the Board of Directors, or its designate. On termination of employment without cause, death or disability, the options vest and become immediately exercisable and are not transferable or assignable.

The Company periodically grants restricted shares. Restricted shares represent an incentive award for certain management (“employees” or “management”) of the Company to align the interests of management with the interests of the Company’s shareholders. Restricted shares vest when the employee has satisfied the requisite service period. Management forfeits their right to restricted shares upon termination for cause or resignation without good reason. Accelerated vesting occurs in certain circumstances, including termination without cause or resignation for good reason, change of control, and death and disability. Dividends received by the trustee, on restricted shares held for the benefit of management, are paid to the employee. The employee’s interest in restricted shares cannot be assigned or transferred.

The Company grants share based awards to management as part of its LTIP. The 2013 and 2014 LTIP awards granted a combination of options, restricted shares and PSUs to its participants. In 2015, certain LTIP award participants were granted restricted shares while others were awarded a combination of restricted shares and PSUs.

Options

On August 25, 2015, the Board of Directors issued 600 share based options to two executives of the Company. Half the options, 300, vest in equal installments annually over 5 years. The remaining options vest subject to the Company’s New York Stock Exchange (“NYSE”) Total Shareholder Return (“TSR”) and or the passage of time. Four stock price hurdles were established with each tranche and are exercisable the later of the first, second, third and fourth anniversary or the attainment of the TSR hurdle. The grant date market value of the Company’s common shares was $26.34 while the exercise price of the options was $26.47. Unexercised options expire on August 25, 2025.

On March 19, 2014, as part of the prior year LTIP, the Board of Directors issued 429 share based options, all of which have stock appreciation rights, to various Company management. The options vest and are exercisable on March 19, 2017. The grant date market value of the Company’s common shares and exercise price of the options was C$27.84. Unexercised options expire on March 19, 2024.

				December 31
		2015		2014
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Outstanding, beginning of year	1,111	$19.90	2,639	$22.36
Granted, during the year	600	$26.47	429	$24.91
Exercised, during the year(*)	(9)	$(16.45)	(1,957)	$(22.49)
Forfeited, during the year	(20)	$(20.82)	-	$-
Expired, during the year	-	$-	-	$-
Outstanding, end of year	1,682	$20.14	1,111	$19.90
Options outstanding, exercisable	308		303
Weighted average grant date market value	$21.85		$21.88
Weighted average remaining contractual life (expressed in years)	7.4		7.1
Note:
(*)Includes the exercise of share appreciation rights.

				December 31
			2015	2014

Share based compensation expense			$706	$11,528
Unrecognized compensation costs for options			$4,034	$4,470
Share based compensation accrued			$5,986	$6,830

To estimate the fair value of its options, the Company used the Monte Carlo Simulation option pricing model, for equity share based options with market conditions, and the Black-Scholes-Merton option pricing model, for share based options classified as liabilities, which requires the use of several input variables. These variables include the estimated length of time employees will retain their options before exercising them, the risk free interest rate and the expected volatility of the Company’s share price. Changes in these variables can materially affect the estimated fair value of share based compensation and, consequently, the related amount recognized in selling, general and administration expense on the statement of operations and comprehensive income or loss. In calculating the fair value of equity share based options at date of grant and the fair value of share based options classified as liabilities at December 31, 2015 and 2014, the following weighted average assumptions were used:

	2015	2014

Grant date - August 25, 2008
Option pricing model - Black-Scholes-Merton
Dividend yield	2.1%	1.8%
Expected volatility	16.8%	22.0%
Risk free interest rate	0.5%	1.0%
Expected remaining life, stated in years	1.1	1.1
Fair value, per option (in Canadian dollars)	$11.98	$14.47

Grant date - August 20, 2012
Option pricing model - Black-Scholes-Merton
Dividend yield	2.1%	1.8%
Expected volatility	21.0%	18.3%
Risk free interest rate	0.5%	1.2%
Expected remaining life, stated in years	1.3	2.3
Fair value, per option (in Canadian dollars)	$11.63	$13.81

Grant date - March 26, 2013
Option pricing model - Black-Scholes-Merton
Dividend yield	2.1%	1.8%
Expected volatility	19.6%	19.8%
Risk free interest rate	0.5%	1.3%
Expected remaining life, stated in years	2.1	3.0
Fair value, per option (in Canadian dollars)	$10.36	$12.88

Grant date - March 19, 2014
Option pricing model - Black-Scholes-Merton
Dividend yield	2.1%	1.8%
Expected volatility	18.5%	20.3%
Risk free interest rate	0.6%	1.5%
Expected remaining life, stated in years	3.3	4.3
Fair value, per option (in Canadian dollars)	$5.61	$8.53

Grant date - August 25, 2015
Option pricing model - Monte Carlo Simulation
Expected volatility	29.0%	-
Risk free interest rate	1.2%	-
Expected remaining life, stated in years	10.0	-
Fair value, per option (in Canadian dollars)	$9.36	$-

Compensation expense or recovery, including fair value changes in share based options classified as liabilities, is recorded to selling, general and administration expense on the statement of operations and comprehensive income or loss. To determine the expected life of the options, management considered the age of the option holders and the time between the vesting date and the date of expiration. Expected volatility was calculated using changes in monthly share prices for a period commensurate with the expected remaining life.

Restricted shares

During 2015, the Company issued 155 restricted shares at a weighted average cost of $28.83 per share to certain management. In conjunction with this issuance, the Company purchased 155 common shares for total consideration of $4,534 and transferred these shares to a trust where they are held for the benefit of the recipients. Restricted shares have vesting dates as follows: 41 restricted shares on December 31, 2017, 113 restricted shares on March 25, 2018 and 1 restricted share on July 6, 2018.

During 2014, the Company issued 168 restricted shares at a weighted average cost of $25.12 per share to certain management. In conjunction with this issuance, the Company purchased 168 common shares for total cash consideration of $4,232 and transferred these shares to a trust where they are held for the benefit of the recipients. Restricted shares have vesting dates as follows: 44 restricted shares on December 15, 2016, 25 restricted shares on December 31, 2016, 74 restricted shares on March 19, 2017, 20 restricted shares on April 30, 2017, 1 restricted share on June 15, 2017, 2 restricted shares on July 31, 2017 and 2 restricted shares on August 1, 2017.

In August 2014, 13 restricted shares previously awarded to an employee were forfeited. In conjunction with the forfeiture, the Company sold 13 restricted shares for total cash proceeds of $312. The forfeiture resulted in a $255 recovery of previously recognized restricted share expense.

The following table outlines various details pertaining to restricted shares.

		December 31
	2015	2014

Outstanding, beginning of year	399	322
Granted, during the year	155	168
Vested, during the year	(58)	(78)
Forfeited, during the year	-	(13)
Outstanding, end of year	496	399
Weighted average remaining life	1.21	1.69
Restricted share expense	$3,739	$2,759

Restricted share expense is recorded to selling, general and administration expense on the statement of operations and comprehensive income or loss.

If employees satisfy the requisite service period requirements, the Company will record compensation expense as follows:

2016	$2,755
2017	1,558
2018	236
$4,549

PSUs

In March 2012, the Company’s Compensation Committee approved a revised LTIP plan for all executive officers and certain employees effective January 1, 2012. Under the revised plan, PSU payments were awarded at the end of a three year performance period and payment amounts ranged from 0% to 175% of the target award subject to the Company’s performance against pre-established performance measures. These performance measures were recommended by executive management and submitted to the Compensation Committee for their approval. In addition to these performance measures, the Compensation Committee may evaluate performance results and retains the authority and discretion to amend PSU payments.

PSU award payments are paid in lump sum cash amounts based on the volume weighted average trading price of the Company’s shares for the five trading days immediately preceding the vesting date. A participant who voluntarily terminates employment or is terminated with cause prior to the date of payment forfeits all rights to, or interest in, any unvested award. If a participant’s employment is terminated without cause, the participant is entitled to a pro-rata amount of the award that the Compensation Committee determines would have been paid to the participant had their employment continued to the end of the performance period. If a participant is disabled, dies or meets certain qualifying conditions upon retirement, the participant is entitled to be paid the full amount of the PSU award had the participant continued employment to the end of the three year performance period.

The following table outlines details of the Company’s PSU’s:

				December 31
		2015		2014
	Number of PSUs	Weighted average grant date fair value	Number of PSUs	Weighted average grant date fair value

Outstanding, beginning of year	324	$21.27	507	$19.87
Granted, during the year	168	$27.91	164	$23.35
Vested, during the year	-	-	(12)	-
Expired, during the year	-	-	(334)	-
Forfeited, during the year	(19)	-	(1)	-
Outstanding, end of year	473	$23.45	324	$21.27

				December 31
			2015	2014
PSU expense			$4,005	$1,490
Unrecognized compensation cost for PSU's			$4,045	$4,834
PSU compensation cost accrued			$8,759	$5,350

The Company uses the Black-Scholes-Merton pricing model to calculate the estimated fair value of the PSU's. The following weighted average assumptions were used:

				December 31
			2015	2014

Grant date - March 26, 2013
Dividend yield			2.1%	1.8%
Expected volatility			27.4%	20.8%
Risk free interest rate			0.4%	1.0%
Expected remaining life, stated in years			0.2	1.2
Fair value of each PSU (in Canadian dollars)			$32.44	$34.15

Grant date - March 19, 2014
Dividend yield			2.1%	1.8%
Expected volatility			21.7%	18.6%
Risk free interest rate			0.5%	1.2%
Expected remaining life, stated in years			1.2	2.2
Fair value of each PSU (in Canadian dollars)			$31.77	$33.53

Grant date - March 25, 2015
Dividend yield			2.1%	-
Expected volatility			19.5%	-
Risk free interest rate			0.5%	-
Expected remaining life, stated in years			2.2	-
Fair value of each PSU (in Canadian dollars)			$31.12	$-

Compensation expense includes the fair value change in PSU’s which are recorded to selling, general and administration expense on the statement of operations and comprehensive income or loss.